Consolidated Statements of Income (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Decline in fair value	¥ 1,467	¥ 596	¥ 99
Other comprehensive income—net	123	10	15
Total credit losses	¥ 1,590	¥ 606	¥ 114